Significant Accounting Policies	12 Months Ended
Feb. 28, 2013
Accounting Policies [Abstract]
Significant Accounting Policies

2.	Significant Accounting Policies

Basis of accounting

These consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are presented in Canadian dollars. The accompanying financial statements have been prepared in accordance with the FASB Accounting Standards Codification (“ASC”) 915 “Development-Stage Entities”. A development-stage enterprise is one in which planned principle operations have not commenced or if its operations have commenced, there has been no significant revenue there from. Development-stage companies report cumulative loss from the inception of its development stage activities.

Principles of consolidation

These consolidated financial statements include the accounts of the Company and its inactive wholly-owned subsidiary LinuxWizardry Inc., a United States corporation. All significant inter-company balances and transactions have been eliminated.

Foreign currency translation

The Company’s functional and reporting currency is the Canadian dollar. The consolidated financial statements of the Company are translated to Canadian dollars in accordance with FASB ASC 830 “Foreign Currency Matters”. Foreign currency transactions are primarily undertaken in U.S. dollars. Monetary assets and liabilities denominated in U.S. dollars are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States necessarily requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of expenses during the reporting period. Actual results could differ from those estimates.

Basic and diluted net loss per share

The Company computes net loss per share in accordance with FASB ASC 260, “Earnings per Share”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period using the treasury stock method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.

Stock-based compensation

The Company records stock-based compensation in accordance with FASB ASC 718 “Compensation – Stock Compensation” which establishes accounting for stock-based payment transactions for employee services and goods and services received from non-employees.

The Company uses the fair-value based method to account for all stock-based payments to employees and non-employees granted by measuring the compensation cost of the stock-based payments using the Black-Scholes option-pricing model. Stock options which vest immediately are recorded at the date of grant. Stock options that vest over time are recorded over the vesting period using the straight line method. Stock options issued to outside consultants that vest over time are valued at the grant date and subsequently re-valued on each vesting date. The fair value of the stock-based compensation is recorded as a charge to net earnings based on the vesting period with a credit to contributed surplus. Upon exercise of the stock options, consideration paid by the option holder, together with the amount previously recognized in contributed surplus, is recorded as an increase to share capital. In calculating compensation to be recognized for employees, it is required to estimate forfeitures while, in general, estimated forfeitures for non-employees equal to the entire term of options.

Cash and cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the time of issuance to be cash equivalents.

Marketable securities

The Company reports investments and marketable equity securities at fair value based on quoted market prices. All investment securities are designated as available-for-sale with unrealized gains and losses included in stockholders’ equity. Unrealized losses that are other than temporary are recognized in earnings. Realized gains and losses are accounted for on the specific identification method.

Mineral exploration expenditures

The Company is primarily engaged in the acquisition, exploration and development of mineral properties.

Mineral property acquisition costs are capitalized when management has determined that probable future benefits consisting of a contribution to future cash inflows have been identified and adequate financial resources are available or are expected to be available as required to meet the terms of property acquisition and budgeted exploration and development expenditures. Mineral property acquisition costs are expensed as incurred if the criteria for capitalization are not met. In the event that mineral property acquisition costs are paid with Company shares, those shares are recorded at the estimated fair value at the time the shares are due in accordance with the terms of the property agreements.

Mineral property exploration costs are expensed as incurred.

When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized.

As of the date of these consolidated financial statements, the Company has incurred only exploration costs which have been expensed.

To date the Company has not established any proven or probable reserves on its mineral properties.

Long-lived assets

Long-lived assets, including property and equipment and the carrying value of intangible assets are reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Comprehensive loss

FASB ASC 220, “Comprehensive Income”, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at 28 February 2013 and 29 February 2012, the Company’s only component of other comprehensive loss was unrealized holding gains and losses on available-for-sale securities.

Property and equipment

Property and equipment consists of office furniture and vehicle, which are recorded at cost. Office furniture is amortized on a declining-balance basis at 20% per annum and the vehicle is amortized on a declining-balance basis at 30% per annum.

Financial instruments

Interest Rate Risk

The Company has interest-bearing debt with imputed interest rate at 15% with related parties (Notes 7). It is management’s opinion that the Company is not exposed to significant interest rate risk arising from these financial instruments.

Credit Risk

The Company’s financial asset that is exposed to credit risk consists primarily of cash and investment. To manage the risk, cash is placed with major financial institutions. All transactions executed by the Company in listed securities are settled or paid for upon delivery using approved brokers. The risk of default is considered minimal, as delivery of securities sold is only made once the broker has received payment. Management believes that the credit risk concentration with respect to financial instruments above is remote.

Currency Risk

The Company’s functional and reporting currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in U.S. dollars. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Fair value measurement

The Company adopted FASB ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

–	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

–	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instrument.

–	Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

Income taxes

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10. FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more likely than not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740-10.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Recent accounting pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for the Company fiscal years, and interim periods within those years beginning after December 15, 2012. The Company will comply with the disclosure requirements of this ASU for the quarter ending May 31, 2013. The Company does not expect the impact of adopting this ASU to be material to the Company’s financial position, results of operations or cash flows.